Trade and other receivables - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Allowance for bad and doubtful debts as a percentage of gross trade accounts receivables	1.10%	1.70%	1.60%
Number of months, loss allowance	12 months